SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of segment reporting
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	North America	Brazil	Europe	India and JVs	Sustainable solutions	Mining	Others*	Elimination	Total
Six months ended June 30, 2026
Sales to external customers	6,947	4,647	13,435	—	5,000	766	1,423	—	32,218
Intersegment sales**	21	1,314	1,808	—	612	931	213	(4,899)	—
Operating income (loss)	539	497	649	—	153	308	(350)	12	1,808
Depreciation and amortization	(332)	(238)	(549)	—	(113)	(170)	(127)	—	(1,529)
Income from investments in associates, joint ventures and other investments	—	—	—	366	—	—	—	—	366
Capital expenditures	522	332	767	—	148	501	113	(10)	2,373
Six months ended June 30, 2025
Sales to external customers	5,964	4,748	13,163	—	4,648	588	1,613	—	30,724
Intersegment sales**	15	716	1,708	—	657	1,004	219	(4,319)	—
Operating income (loss)	2,198	169	240	—	114	449	(377)	(36)	2,757
Depreciation and amortization	(277)	(176)	(563)	—	(101)	(133)	(103)	—	(1,353)
Acquisition gain of Calvert	1,858	—	—	—	—	—	—	—	1,858
Impairment	—	—	(194)	—	—	—	—	—	(194)
Income from investments in associates, joint ventures and other investments	—	—	—	346	—	—	—	—	346
Capital expenditures	223	319	623	—	130	443	128	(13)	1,853
*Others mainly include holdings and services companies and the Company's operations in Ukraine and South Africa. Others also include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of operating income to net income
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2026	2025
Operating income	1,808	2,757
Income from investments in associates, joint ventures and other investments	366	346
Gain on disposal of investments in associates, joint ventures and other investments (note 4)	302	—
Impairment of investments in associates, joint ventures and other investments (note 4)	(262)	—
Financing costs - net	(635)	2
Income before taxes	1,579	3,105
Income tax expense	(311)	(454)
Net income (including non-controlling interests)	1,268	2,651

Schedule of geographical areas
Sales (by destination)

	Six months ended June 30,
	2026	2025
Americas
United States [1]	4,981	4,509
Brazil [2]	3,808	3,529
Canada	1,721	1,554
Mexico	1,315	1,184
Argentina	368	418
Others Americas	470	483
Total Americas	12,663	11,677
Europe
Germany	3,010	2,884
France	2,256	2,107
Poland	2,312	2,216
Spain	2,100	1,944
Italy	1,357	1,270
Belgium	859	769
Netherlands	677	611
United Kingdom	670	824
Czech Republic	639	575
Turkey	501	463
Ukraine	264	280
Romania	233	220
Others Europe	2,044	2,216
Total Europe	16,922	16,379
Asia & Africa
South Africa	695	798
Morocco	458	454
Rest of Africa	113	173
China	687	545
South Korea	183	123
India	173	199
Rest of Asia	324	376
Total Asia & Africa	2,633	2,668
Total	32,218	30,724
1.United States include sales from AMTBA and Calvert from April 1, 2025 and June 18, 2025, respectively.
2.Brazil include sales from Tuper acquired on May 5, 2025.

Schedule of products and services
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2026	2025
Flat products	18,181	17,166
Long products	6,133	6,412
Tubular products	927	968
Mining products	855	664
Others	6,122	5,514
Total	32,218	30,724

Schedule of disaggregation of revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2026 and 2025, respectively:

Six months ended June 30, 2026	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	6,169	4,166	11,864	4,461	—	923	27,583
Non-steel sales [1]	258	92	396	284	749	314	2,093
By-product sales [2]	58	96	419	22	—	86	681
Other sales [3]	462	293	756	233	17	100	1,861
Total	6,947	4,647	13,435	5,000	766	1,423	32,218

Six months ended June 30, 2025	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	5,421	4,356	11,587	4,221	—	1,168	26,753
Non-steel sales [1]	283	60	417	230	574	289	1,853
By-product sales [2]	52	86	460	63	—	68	729
Other sales [3]	208	246	699	134	14	88	1,389
Total	5,964	4,748	13,163	4,648	588	1,613	30,724
1.Non-steel sales mainly relate to iron ore, coal, scrap, electricity and hot briquetted iron.
2.By-products sales mainly relate to slag, waste and coke by-products.
3.Others mainly include the Company's operations in Ukraine and South Africa, shipping and other services.